ACCOUNTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Detailed Information About Accounts Receivable [Abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	December 31,	December 31,
	2024	2023
Trade receivables	$3,310	$6,608
IVA receivable	5,119	12,564
Other receivables	456	1,654
Current portion of loan receivable	1,400	1,450
	$10,285	$22,276